As filed with the Securities and Exchange Commission on August 19, 2020
File No. 333-201473
File No. 811-22926

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	180	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	182	[	X	]

Innovator ETFs Trust II
(Exact Name of Registrant as Specified in Charter)

109 North Hale Street
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 208-5212

H. Bruce Bond
Innovator ETFs Trust II
109 North Hale Street
Wheaton, Illinois 60187
(Name and Address of Agent for Service)

With Copies to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 180 to the Registration Statement of Innovator ETFs Trust II (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 179 on Form N‑1A filed on August 11, 2020. This PEA No. 180 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 179 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton and State of Illinois on August 19, 2020.

Innovator ETFs Trust II

By: /s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

Signature	Title	Date

/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	August 19, 2020
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	August 19, 2020
John Southard

Mark Berg*	Trustee	August 19, 2020
Mark Berg

Joe Stowell*	Trustee	August 19, 2020
Joe Stowell

Brian Wildman*	Trustee	August 19, 2020
Brian Wildman

*By:	/s/ H. Bruce Bond
H. Bruce Bond
Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE